Contract assets - Summary of Contract Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets.
Arising from performance under construction contracts	¥ 2,194	¥ 88,637
Loss allowance	¥ (2,194)	(10,953)
Total		¥ 77,684